Selected Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,484	$ 2,288	$ 2,253	$ 2,291	$ 2,074	$ 2,068	$ 2,091	$ 2,076	$ 1,896	$ 4,688	$ 4,365	$ 8,906	$ 8,131	$ 6,576
Operating income	478	362	385	406	279	259	332	324	217	790	685	1,432	1,132	868
Net income	261	225	164	217	163	730	160	151	48	420	380	769	1,089	354
Net income attributable to Hilton stockholders	$ 260	$ 224	$ 162	$ 217	$ 161	$ 729	$ 158	$ 150	$ 47	$ 418	$ 378	$ 764	$ 1,084	$ 338
Earnings Per Share, Basic	$ 0.90	$ 0.76	$ 0.55	$ 0.72	$ 0.51	$ 2.29	$ 0.49	$ 0.46	$ 0.14	$ 1.43	$ 1.22	$ 2.53	$ 3.34	$ 1.03
Earnings Per Share, Diluted	$ 0.89	$ 0.75	$ 0.54	$ 0.71	$ 0.51	$ 2.27	$ 0.49	$ 0.46	$ 0.14	$ 1.42	$ 1.21	$ 2.50	$ 3.32	$ 1.03